PW ASPEN FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS




                               FOR THE YEAR ENDED
                               DECEMBER 31, 2001

                              PW ASPEN FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS




                               FOR THE YEAR ENDED
                               DECEMBER 31, 2001


                                    CONTENTS


Report of Independent Auditors .........................................       1

Statement of Assets, Liabilities and Members' Capital ..................       2

Statement of Operations ................................................       3

Statements of Changes in Members' Capital ..............................       4

Notes to Financial Statements ..........................................       5

Schedule of Portfolio Investments ......................................      12

                         Report of Independent Auditors

To the Board of Directors of
  PW Aspen Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of PW Aspen Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2001, the related statement of operations for the year then ended and the statements of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PW Aspen Fund, L.L.C. at December 31, 2001, the results of its operations for the year then ended and the changes in its members' capital for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                            /S/Ernst & Young LLP

New York, New York
February 14, 2002

                                                           PW ASPEN FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $140,987,028)           $  89,550,349
Cash and cash equivalents                                             1,571,407
Receivables:
  Dividends                                                              66,295
  Investments sold, not settled                                          26,495
  Interest                                                                2,110
--------------------------------------------------------------------------------
TOTAL ASSETS                                                         91,216,656
--------------------------------------------------------------------------------

LIABILITIES

Payables:
  Withdrawals payable                                                17,391,677
  Investments purchased, not settled                                    286,660
  Management fee                                                         95,019
  Administration fee                                                     68,971
  Professional fees                                                      33,500
  Miscellaneous                                                          11,821
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                    17,887,648
--------------------------------------------------------------------------------

NET ASSETS                                                        $  73,329,008
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                         $ 124,765,687
Accumulated net unrealized depreciation on investments              (51,436,679)
--------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                  $  73,329,008
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                           PW ASPEN FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                                                    YEAR ENDED DECEMBER 31, 2001

--------------------------------------------------------------------------------

INVESTMENT INCOME

  Dividends                                                       $    460,249
  Interest                                                             110,256
------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                570,505
------------------------------------------------------------------------------

EXPENSES

  Management fee                                                     1,346,958
  Administration fee                                                   124,745
  Professional fees                                                    103,728
  Custody fee                                                           76,252
  Miscellaneous                                                         66,536
------------------------------------------------------------------------------

TOTAL OPERATING EXPENSES                                             1,718,219

  Interest expense                                                       5,631
------------------------------------------------------------------------------

TOTAL EXPENSES                                                       1,723,850
------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                 (1,153,345)
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
        FROM INVESTMENTS

Net realized loss from investments                                 (38,386,406)
Change in net unrealized depreciation from investments               7,248,361
------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS                  (31,138,045)
------------------------------------------------------------------------------

DECREASE IN MEMBERS' CAPITAL
        DERIVED FROM OPERATIONS                                   $(32,291,390)
------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                           PW ASPEN FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

----------------------------------------------------------------------------------------------------------------

                                                                                    YEAR ENDED DECEMBER 31,
                                                                                   2001               2000
----------------------------------------------------------------------------------------------------------------

FROM OPERATIONS

  Net investment loss                                                           $ (1,153,345)      $ (1,787,673)
  Net realized loss from investments                                             (38,386,406)       (22,446,350)
  Change in net unrealized appreciation/depreciation from investments              7,248,361        (69,820,657)
----------------------------------------------------------------------------------------------------------------

Decrease in Members' Capital
        Derived from Operations                                                  (32,291,390)       (94,054,680)
----------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

  Proceeds from Member subscriptions                                               3,408,500        184,595,376

  Member withdrawals                                                             (25,773,452)       (11,135,696)

  Offering costs                                                                      (8,514)                 -
----------------------------------------------------------------------------------------------------------------

Increase (Decrease) in Members' Capital Derived
        from Capital Transactions                                                (22,373,466)       173,459,680
----------------------------------------------------------------------------------------------------------------


MEMBERS' CAPITAL AT BEGINNING OF YEAR                                            127,993,864         48,588,864
----------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF YEAR                                                 $ 73,329,008      $ 127,993,864
----------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                           PW ASPEN FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

1.       ORGANIZATION

         PW Aspen Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 27, 1999. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing principally in publicly traded common stocks and other equity securities of U.S companies. The Fund also may invest in equity securities of foreign issuers and in bonds and other fixed-income securities of U.S. and foreign issuers.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Aspen Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

         The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and Mark Advisors, L.L.C. ("MALLC"). PWFA is the managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by MALLC manage the Fund's investment portfolio on behalf of the Manager under the oversight of PWFA's personnel. MALLC is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Manager's capital account balance at December 31, 2001, 2000 and 1999 was $582,819, $777,299 and $1,363,385, respectively.

         Initial and additional applications for interests by eligible members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that, generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, in June and December. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, and (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

         In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, "Audits of Investment Companies" ("AICPA Guide") effective for 2001, capital withdrawals are now shown as withdrawals payable on the effective date of the tender. Capital withdrawals which were effective as of the end of prior years have been similarly reclassified on the Statement of Changes in Members' Capital.

                                                           PW ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
--------------------------------------------------------------------------------


2.       SIGNIFICANT ACCOUNTING POLICIES

         A.       PORTFOLIO VALUATION

         Net asset value of the Fund will be determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System will be valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold short, as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities sold short, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, the securities and options described above will be valued at fair value as determined in good faith by, or under the supervision of, the Directors. No securities owned by the Fund at December 31, 2001 were fair valued.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

                                                           PW ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.       PORTFOLIO VALUATION (CONTINUED)

         Foreign-denominated assets may involve more risks than domestic transactions, including political and economic risk and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         B.       SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest income/expense using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.
         S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

         C.       FUND COSTS

         The Fund will bear all expenses incurred in the business of the Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

         D.       INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

                                                           PW ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         D.       INCOME TAXES (CONTINUED)

         In accordance with the accounting guidance provided in the AICPA Guide, the Fund reclassified $3,201,463 and $60,482,891 from accumulated net investment loss and accumulated net realized loss on investments to net capital contributions. This reclassification was to reflect as an adjustment to net capital contributions the amounts of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets or Members' capital.

         E.       CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F.       USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND
         OTHER

         PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly management fee (the "Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee will be paid to PWFA out of Fund assets and debited against the Members' capital accounts, excluding the Manager. A portion of the Fee will be paid by PWFA to MALLC.

         UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS PWI and its affiliates. During the year ended December 31, 2001, UBS PWI and its affiliates earned $17,391 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

                                                           PW ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
--------------------------------------------------------------------------------
3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. There was no Incentive Allocation recorded in the financial statements for the years ended December 31, 2001 or 2000. For Members which were not in the Fund for twelve months as of December 31, 2001 or 2000, an Incentive Allocation period had not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the year ended December 31, 2001 were $22,844. PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the primary custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored by UBS Americas, Inc. or its affiliates. Additionally, the Fund will reimburse out of pocket expenses incurred by PFPC Inc.

4.       SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities for the year ended December 31, 2001, amounted to $96,577,228 and $101,085,031 respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $1,098,468 and $942,537, respectively, and purchases and sales of options amounting to $28,134,744 and $27,552,010, respectively.

                                                           PW ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

4.       SECURITIES TRANSACTIONS (CONTINUED)

         At December 31, 2001, the tax basis of investments was $153,487,695, resulting in accumulated net unrealized depreciation on investments of $63,937,346, which consists of $2,422,895 gross unrealized appreciation and $66,360,241 gross unrealized depreciation. The difference between the book and tax basis of investment is primarily attributable to wash sales.

5.       SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the year ended December 31, 2001, the Fund's average interest rate paid on borrowings was 4.81% and the average borrowings outstanding were $116,957. The Fund had no borrowings outstanding at December 31, 2001.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

         Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

         Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The Fund had no securities sold, not yet purchased at December 31, 2001. During the year ended December 31, 2001, the Fund did not trade any forward or futures contracts.

                                                           PW ASPEN FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

7.       FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                                    PERIOD FROM
                                                                                                                 NOVEMBER 22, 1999
                                                                                                                 (COMMENCEMENT OF
                                                                             YEAR ENDED DECEMBER 31,            OPERATIONS) THROUGH
                                                                            2001                 2000            DECEMBER 31, 1999
                                                                            ----                 ----            -----------------
         Ratio of net investment loss to average net assets                   -1.07%              -1.18%                 -6.22%*
         Ratio of total expenses to average net assets                         1.59%               1.77%                  7.75%*
         Portfolio turnover rate                                              63.30%              92.75%                  5.13%
         Total return                                                        -25.97%**           -44.03%**               23.90%**
         Average debt ratio                                                    0.11%               0.32%                  2.42%
         Net asset value at end of period                               $73,329,008        $127,993,864            $48,588,864

         *        Annualized.
         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

                                                          PW ASPEN FUND, L.L.C.

                                              SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                              DECEMBER 31, 2001


 SHARES                                                            MARKET VALUE
--------------------------------------------------------------------------------

           COMMON STOCK (98.72%)
           ---------------------
           APPLICATIONS SOFTWARE (1.23%)
   16,566    Microsoft Corp.*                                       $ 1,097,497
                                                                    -----------

           B2B/E-COMMERCE (0.19%)
    7,164    FreeMarkets, Inc. *                                        171,721
                                                                    -----------

           BROADCAST SERVICES/PROGRAMMING (14.62%)
  167,716    Fox Entertainment Group, Inc., Class A*                  4,449,505
  605,377    Liberty Media Corp., Class A*                            8,475,278
   33,562    UnitedGlobalCom, Inc., Class A*                            167,810
                                                                    -----------
                                                                     13,092,593
                                                                    -----------

           CABLE TELEVISION (18.66%)
   26,577    Cablevision Systems Corp., NY Group, Class A*            1,261,079
   39,478    Charter Communications, Inc., Class A*                     648,624
   51,266    Comcast Corp., Class A*                                  1,845,576
  175,493    Comcast Corp., Special Class A*                          6,317,748
  128,172    Cox Communications, Inc., Class A*                       5,371,688
   46,400    USA Networks, Inc.*                                      1,267,184
                                                                    -----------
                                                                     16,711,899
                                                                    -----------

           CELLULAR TELECOMMUNICATIONS (1.53%)
   56,022    Sprint Corp. (PCS Group)*                                1,367,497
                                                                    -----------

           COMPUTERS (2.68%)
   88,283    Dell Computer Corp.*                                     2,399,532
                                                                    -----------

          COMPUTERS - MEMORY DEVICES (0.40%)
   10,770    Maxtor Corp.*                                               68,282
    6,552    VERITAS Software Corp.*                                    293,726
                                                                    -----------
                                                                        362,008
                                                                    -----------


     The preceding notes are an integral part of these financial statements.

                                                          PW ASPEN FUND, L.L.C.

                                              SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                              DECEMBER 31, 2001


  SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------

           COMMON STOCK (CONTINUED)
           ------------------------
           DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES (3.57%)
  163,061    Cendant Corp.*                                         $ 3,197,626
                                                                    -----------

           E-COMMERCE/PRODUCTS (0.21%)
   17,689    Amazon.com, Inc.*                                          191,395
                                                                    -----------

           E-COMMERCE/SERVICES (1.51%)
   10,190    eBay, Inc.*                                                681,711
   54,594    HomeStore.com, Inc.*                                       196,538
   28,890    Ticketmaster, Class B*                                     473,507
                                                                    -----------
                                                                      1,351,756
                                                                    -----------

           E-MARKETING/INFORMATION (0.10%)
   10,139    E.piphany, Inc.*                                            88,311
                                                                    -----------

           ELECTRONIC COMPONENTS - MISCELLANEOUS (0.30%)
   11,172    Flextronics International, Ltd. *                          268,016
                                                                    -----------


           ELECTRONIC COMPONENTS - SEMICONDUCTORS (0.74%)
   16,173    Broadcom Corp., Class A*                                   660,990
                                                                    -----------

           ENTERPRISE SOFTWARE/SERVICES (3.02%)
   56,445    BEA Systems, Inc.*                                         869,253
  110,596    Oracle Corp.*                                            1,527,331
   30,309    OTG Software, Inc.*                                        303,090
                                                                    -----------
                                                                      2,699,674
                                                                    -----------

           FINANCE - CREDIT CARD (1.79%)
   25,932    American Express Co.                                       925,513
   19,261    MBNA Corp.                                                 677,987
                                                                    -----------
                                                                      1,603,500
                                                                    -----------


     The preceding notes are an integral part of these financial statements.

                                                          PW ASPEN FUND, L.L.C.

                                              SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                              DECEMBER 31, 2001


 SHARES                                                            MARKET VALUE
--------------------------------------------------------------------------------

           COMMON STOCK (CONTINUED)
           ------------------------
           FINANCE - INVESTMENT BANKER/BROKER (4.26%)
   32,920    Goldman Sachs Group, Inc.                              $ 3,053,330
    7,651    Merrill Lynch & Co., Inc.                                  398,770
    6,512    Morgan Stanley Dean Witter & Co.                           364,281
                                                                    -----------
                                                                      3,816,381
                                                                    -----------

           INTERNET INFRASTRUCTURE SOFTWARE (0.44%)
   58,755    Inktomi Corp.*                                             394,246
                                                                    -----------

           INTERNET SECURITY (4.12%)
   38,365    Check Point Software Technologies, Ltd.*                 1,530,380
   56,738    VeriSign, Inc.*                                          2,158,314
                                                                    -----------
                                                                      3,688,694
                                                                    -----------

           LIFE/HEALTH INSURANCE (1.31%)
   48,732    Principal Financial Group*                               1,169,568
                                                                    -----------

           MEDICAL DRUGS (0.26%)
    2,946    Eli Lilly and Co.                                          231,379
                                                                    -----------

           MULTI-LINE INSURANCE (0.48%)
   13,658    Metlife, Inc.                                              432,685
                                                                    -----------

           MULTIMEDIA (15.21%)
  180,921    AOL Time Warner, Inc.*                                   5,807,564
  140,702    Gemstar-TV Guide International, Inc.*                    3,897,445
   32,765    The News Corp., Ltd. - ADR                               1,042,255
   44,130    The Walt Disney Co.                                        914,374
   44,380    Viacom, Inc., Class B*                                   1,959,377
                                                                    -----------
                                                                     13,621,015
                                                                    -----------

           NETWORKING PRODUCTS (1.01%)
   50,002    Cisco Systems, Inc.*                                       905,536
                                                                    -----------

     The preceding notes are an integral part of these financial statements.

                                                          PW ASPEN FUND, L.L.C.

                                              SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                              DECEMBER 31, 2001


 SHARES                                                            MARKET VALUE
--------------------------------------------------------------------------------

           COMMON STOCK (CONTINUED)
           ------------------------
           REITS - DIVERSIFIED (3.56%)
   76,614    Vornado Realty Trust                                   $ 3,187,142
                                                                    -----------

           REITS - OFFICE PROPERTY (2.99%)
   70,363    Boston Properties, Inc.                                  2,673,794
                                                                    -----------


           RETAIL - APPAREL/SHOE (0.03%)
    1,249    Stage Stores, Inc.*                                         28,415
                                                                    -----------

           RETAIL - RESTAURANTS (1.19%)
   31,434    McDonald's Corp.                                           832,058
   12,031    Starbucks Corp.*                                           229,191
                                                                    -----------
                                                                      1,061,249
                                                                    -----------

           S & L/THRIFTS-WESTERN US (0.65%)
   17,901    Washington Mutual, Inc.                                    585,363
                                                                    -----------

           SATELLITE TELECOMMUNICATIONS (0.44%)
   14,438    EchoStar Communications Corp., Class A*                    396,612
                                                                    -----------

           SCHOOLS (0.17%)
    4,328    Career Education Corp.*                                    148,364
                                                                    -----------

           TELECOMMUNICATIONS EQUIPMENT (8.38%)
   22,349    Nokia Corp. - ADR                                          548,221
  137,751    QUALCOMM, Inc.*                                          6,956,425
                                                                    -----------
                                                                      7,504,646
                                                                    -----------

           TELECOMMUNICATIONS SERVICES (0.80%)
   55,079    Asia Global Crossing, Ltd., Class A*                        65,544
   91,452    Global Crossing, Ltd.*                                      76,820
   34,567    GT Group Telecom, Inc., Class B*                            37,678
   30,588    Time Warner Telecom, Inc., Class A*                        541,102
                                                                    -----------
                                                                        721,144
                                                                    -----------



     The preceding notes are an integral part of these financial statements.

                                                          PW ASPEN FUND, L.L.C.

                                              SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                              DECEMBER 31, 2001

  SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------
           COMMON STOCK (CONTINUED)
           ------------------------
           TELEPHONE - INTEGRATED (0.07%)
   67,333    NTL, Inc.*                                             $    63,293
                                                                    -----------

           TELEVISION (0.57%)
   12,584    Univision Communications, Inc., Class A*                   509,149
                                                                    -----------

           WEB PORTALS/ INTERNET SERVICE PROVIDER (2.23%)
  174,945    America Online Latin America, Inc., Class A*               796,000
   67,778    Yahoo!, Inc.*                                            1,202,382
                                                                    -----------
                                                                      1,998,382
                                                                    -----------

           TOTAL COMMON STOCK (COST $139,125,015)                    88,401,072
                                                                    -----------


           PREFERRED STOCK (1.07%)
           -----------------------

           MULTIMEDIA (1.07%)
   36,111    The News Corp., Ltd. - ADR                                 955,497
                                                                    -----------
           TOTAL PREFERRED STOCK (COST $1,594,088)                      955,497
                                                                    -----------

NUMBER OF
CONTRACTS
---------
           CALL OPTIONS (0.15%)
           --------------------

           GOLD MINING (0.05%)
      110    Newmont Mining Corp., 01/19/02, $15                         44,000
                                                                    -----------

           MULTIMEDIA (0.00%)
       28    Viacom, 01/19/02, $45                                        4,480
                                                                    -----------

           SATELLITE TELECOMMUNICATIONS (0.10%)
      110    EchoStar Communications Corp., 01/19/02, $20                81,400
       28    EchoStar Communications Corp., 01/19/02, $25                 7,420
                                                                    -----------
                                                                         88,820
                                                                    -----------

           TOTAL CALL OPTIONS (COST $138,289)                           137,300
                                                                    -----------

     The preceding notes are an integral part of these financial statements.

                                                           PW ASPEN FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

NUMBER OF
CONTRACTS                                                           MARKET VALUE
--------------------------------------------------------------------------------

           PUT OPTIONS (0.04%)
           -------------------
           RETAIL-APPAREL/SHOE (0.01%)
       16    GAP Inc., 01/19/02, $17.5                              $     5,600
                                                                    -----------

           RETAIL-TOY STORE (0.02%)
       44    Toys "R" US, Inc., 01/19/02, $25                            18,040
                                                                    -----------

           STOCK INDEX (0.01%)
      132    S&P Index, 01/19/02, $520                                   11,880
                                                                    -----------

           TOTAL PUT OPTIONS (COST $67,046)                              35,520
                                                                    -----------


   PAR
---------
           CORPORATE BONDS (0.02%)
           -----------------------
           TELEPHONE - INTEGRATED (0.02%)
$  64,000    NTL Communications Corp., 6.75%, 05/15/08,
               (convertible/callable 05/20/04 @ $103.86)                 20,960
                                                                    -----------

           TOTAL CORPORATE BONDS (COST $62,590)                          20,960
                                                                    -----------
           TOTAL INVESTMENTS - 118.11% (Cost $140,987,028)          $89,550,349
                                                                    ===========

    *  Non-income producing security

     The preceding notes are an integral part of these financial statements.
                                                                              17

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

DIRECTORS AND OFFICERS (Unaudited)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS PaineWebber's Alternative Investment Group at 800-580-2359.

------------------------------ ----------------- --------------------------------- ------------ ------------------------
                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND
                                                                                     COMPLEX      OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                      OVERSEEN         DIRECTORSHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF        PRINCIPAL OCCUPATION(S)           BY          HELD BY DIRECTOR
POSITION(S) WITH FUND            TIME SERVED(1)        DURING PAST 5 YEARS         DIRECTOR(2)    OUTSIDE FUND COMPANY
---------------------            --------------        -------------------         -----------    --------------------
------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (59)                Term -       Dean and Professor of Mgmt of         58       Director of:
UBS PaineWebber, Inc.             Indefinite     Graduate School of Business,                   Primedia, Inc.,
1285 Avenue of the Americas      Length-since    Columbia University                            Federated Department
New York, NY 10019                Inception                                                     Stores, Inc.,
Director                                                                                        Revlon, Inc. and
                                                                                                Select Medical, Inc.
------------------------------ ----------------- --------------------------------- ------------ ------------------------
George W. Gowen, (72)               Term -       Law partner for Dunnington,           58       None
UBS PaineWebber, Inc.             Indefinite     Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
------------------------------ ----------------- --------------------------------- ------------ ------------------------
M. Cabell Woodward, Jr., (73)       Term -       Retired                               12       None
UBS PaineWebber, Inc.             Indefinite
1285 Avenue of the Americas      Length-since
New York, NY 10019                 June 2001
Director
------------------------------------------------------------------------------------------------------------------------
                                                  INTERESTED DIRECTOR
------------------------------------------------------------------------------------------------------------------------
E. Garrett Bewkes, Jr., (75)        Term -       Consultant to UBS PaineWebber         58       Director of Interstate
UBS PaineWebber, Inc.             Indefinite     Inc., since May 1999                           Bakeries Corporation
1285 Avenue of the Americas     Length-since     Director of PaineWebber Inc.,
New York, NY 10019                Inception      prior to November  2000
Director
------------------------------------------------------------------------------------------------------------------------
                                           OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Kevin Treacy, (41)             Term-Indefinite   First Vice President / CFO of         N/A                N/A
UBS PaineWebber, Inc.            Length-since    UBS PaineWebber Inc.,
1285 Avenue of the Americas     September 2001   Alternative Investment Group,
New York, NY 10019                               since September 2001
Principal Accounting Officer                     Prior to September 2001, CFO -
                                                 Redwolf Capital Management LLC,
                                                 Hedge Fund Manager
                                                 Prior to April 1999,Vice
                                                 President of Finance for John
                                                 W. Henry & Co., Commodity
                                                 Trading Adviser
------------------------------ ----------------- --------------------------------- ------------ ------------------------
Mark D. Goldstein, (37)        Term-Indefinite   Senior Associate General              N/A                N/A
UBS PaineWebber, Inc.           Length-since     Counsel and First Vice
1285 Avenue of the Americas      October 2000    President of UBS PaineWebber
New York, NY 10019                               Inc., since May 1998
Secretary                                        Prior to May 1998, Associate of
                                                 Schulte Roth & Zabel
------------------------------ ----------------- --------------------------------- ------------ ------------------------

(1) For the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

(2) Of the 58 funds/portfolios in the complex, 46 are advised by an affiliate of UBS PaineWebber Inc., and 12 comprise UBS PaineWebber's Alternative Investment Group of Funds.